Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cambria ETF Trust
Entity Central Index Key	0001529390
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Cambria Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Cambria Cannabis ETF
Class Name	Cambria Cannabis ETF
Trading Symbol	TOKE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Cannabis ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/toke. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/toke
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Cannabis ETF	$0	0.00%

* Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 18,696,803
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$18,696,803
Number of Holdings	23
Net Advisory Fee	$0
30-Day SEC Yield	1.57%
30-Day SEC Yield Unsubsidized	1.57%
Portfolio Turnover	26%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Bill	31.0%
First American Treasury Obligations Fund	15.0%
Village Farms International, Inc.	9.2%
WM Technology, Inc.	5.0%
Cronos Group, Inc.	4.9%
Turning Point Brands, Inc.	4.9%
High Tide, Inc.	4.5%
SNDL, Inc.	4.4%
British American Tobacco PLC	4.2%
Imperial Brands PLC	4.2%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	31.0%
First American Treasury Obligations Fund	15.0%
Village Farms International, Inc.	9.2%
WM Technology, Inc.	5.0%
Cronos Group, Inc.	4.9%
Turning Point Brands, Inc.	4.9%
High Tide, Inc.	4.5%
SNDL, Inc.	4.4%
British American Tobacco PLC	4.2%
Imperial Brands PLC	4.2%

Cambria Emerging Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Emerging Shareholder Yield ETF
Class Name	Cambria Emerging Shareholder Yield ETF
Trading Symbol	EYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Emerging Shareholder Yield ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/eyld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/eyld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Cambria Emerging Shareholder Yield ETF	$49	0.87%

* Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.87%	[2]
Net Assets	$ 606,158,995
Holdings Count | Holdings	113
Advisory Fees Paid, Amount	$ 1,624,952
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$606,158,995
Number of Holdings	113
Net Advisory Fee	$1,624,952
30-Day SEC Yield	4.79%
30-Day SEC Yield Unsubsidized	4.79%
Portfolio Turnover	18%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
HD Hyundai Co. Ltd.	2.1%
Asustek Computer, Inc.	1.6%
Direcional Engenharia SA	1.5%
PetroChina Co. Ltd.	1.4%
Hanmi Semiconductor Co. Ltd.	1.4%
Samsung Life Insurance Co. Ltd.	1.4%
Huadian Power International Corp. Ltd.	1.3%
Woori Financial Group, Inc.	1.3%
HD Hyundai Construction Equipment Co. Ltd.	1.3%
Indian Bank	1.3%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
HD Hyundai Co. Ltd.	2.1%
Asustek Computer, Inc.	1.6%
Direcional Engenharia SA	1.5%
PetroChina Co. Ltd.	1.4%
Hanmi Semiconductor Co. Ltd.	1.4%
Samsung Life Insurance Co. Ltd.	1.4%
Huadian Power International Corp. Ltd.	1.3%
Woori Financial Group, Inc.	1.3%
HD Hyundai Construction Equipment Co. Ltd.	1.3%
Indian Bank	1.3%

Cambria Fixed Income Trend ETF
Shareholder Report [Line Items]
Fund Name	Cambria Fixed Income Trend ETF
Class Name	Cambria Fixed Income Trend ETF
Trading Symbol	CFIT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Fixed Income Trend ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/cfit. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://cambriafunds.com/cfit
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Fixed Income Trend ETF	$0	0.00%

* Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
Net Assets	$ 21,593,558
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$21,593,558
Number of Holdings	6
Net Advisory Fee	$0
30-Day SEC Yield	4.71%
30-Day SEC Yield Unsubsidized	4.71%
Portfolio Turnover	68%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
iShares Convertible Bond ETF	21.3%
Vanguard Emerging Markets Government Bond ETF	20.4%
State Street SPDR Portfolio High Yield Bond ETF	19.4%
iShares Preferred and Income Securities ETF	19.4%
Vanguard Long-Term Treasury ETF	18.9%
First American Treasury Obligations Fund	0.5%

*	Percentages are stated as a percent of net assets.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
iShares Convertible Bond ETF	21.3%
Vanguard Emerging Markets Government Bond ETF	20.4%
State Street SPDR Portfolio High Yield Bond ETF	19.4%
iShares Preferred and Income Securities ETF	19.4%
Vanguard Long-Term Treasury ETF	18.9%
First American Treasury Obligations Fund	0.5%

Cambria Foreign Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Foreign Shareholder Yield ETF
Class Name	Cambria Foreign Shareholder Yield ETF
Trading Symbol	FYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Foreign Shareholder Yield ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/fyld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/fyld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Foreign Shareholder Yield ETF	$32	0.59%

* Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[4]
Net Assets	$ 451,319,351
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 1,235,774
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$451,319,351
Number of Holdings	101
Net Advisory Fee	$1,235,774
30-Day SEC Yield	4.33%
30-Day SEC Yield Unsubsidized	4.33%
Portfolio Turnover	20%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Finning International, Inc.	1.6%
Centerra Gold, Inc.	1.4%
Balfour Beatty PLC	1.3%
Intesa Sanpaolo SpA	1.3%
Fortescue Ltd.	1.3%
Power Corp. of Canada	1.3%
iA Financial Corp., Inc.	1.3%
Hang Seng Bank Ltd.	1.3%
Parex Resources, Inc.	1.3%
Osaka Gas Co. Ltd.	1.2%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Finning International, Inc.	1.6%
Centerra Gold, Inc.	1.4%
Balfour Beatty PLC	1.3%
Intesa Sanpaolo SpA	1.3%
Fortescue Ltd.	1.3%
Power Corp. of Canada	1.3%
iA Financial Corp., Inc.	1.3%
Hang Seng Bank Ltd.	1.3%
Parex Resources, Inc.	1.3%
Osaka Gas Co. Ltd.	1.2%

Cambria Global Asset Allocation ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Asset Allocation ETF
Class Name	Cambria Global Asset Allocation ETF
Trading Symbol	GAA
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Global Asset Allocation ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/gaa. You can also request this information by contacting us at 1-855-383-4636
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/gaa
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Global Asset Allocation ETF	$0	0.00%

* Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[5]
Net Assets	$ 58,942,394
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$58,942,394
Number of Holdings	31
Net Advisory Fee	$0
30-Day SEC Yield	3.76%
30-Day SEC Yield Unsubsidized	3.76%
Portfolio Turnover	7%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Cambria Emerging Shareholder Yield ETF	9.6%
Cambria Global Real Estate ETF	6.8%
Cambria Global Value ETF	6.3%
Cambria Foreign Shareholder Yield ETF	6.3%
Cambria Tactical Yield ETF	5.5%
Vanguard Total International Bond ETF	4.7%
Alpha Architect US Quantitative Momentum ETF	4.2%
Cambria Value and Momentum ETF	4.1%
Cambria Shareholder Yield ETF	4.0%
VanEck Emerging Markets High Yield Bond ETF	3.8%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Cambria Emerging Shareholder Yield ETF	9.6%
Cambria Global Real Estate ETF	6.8%
Cambria Global Value ETF	6.3%
Cambria Foreign Shareholder Yield ETF	6.3%
Cambria Tactical Yield ETF	5.5%
Vanguard Total International Bond ETF	4.7%
Alpha Architect US Quantitative Momentum ETF	4.2%
Cambria Value and Momentum ETF	4.1%
Cambria Shareholder Yield ETF	4.0%
VanEck Emerging Markets High Yield Bond ETF	3.8%

Cambria Global Momentum ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Momentum ETF
Class Name	Cambria Global Momentum ETF
Trading Symbol	GMOM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Global Momentum ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/gmom. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/gmom
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Global Momentum ETF	$32	0.59%

* Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[6]
Net Assets	$ 117,814,513
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 333,669
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$117,814,513
Number of Holdings	18
Net Advisory Fee	$333,669
30-Day SEC Yield	1.15%
30-Day SEC Yield Unsubsidized	1.15%
Portfolio Turnover	44%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Cambria Global Value ETF	11.9%
iShares Global Tech ETF	6.2%
Grizzle Growth ETF	6.1%
VanEck Gold Miners ETF	5.9%
United States Commodity Index Fund	5.9%
iShares Global Consumer Discretionary ETF	5.8%
iShares Global Utilities ETF	5.8%
Cambria Foreign Shareholder Yield ETF	5.8%
Invesco DB Precious Metals Fund	5.8%
Graniteshares Gold Trust	5.8%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Cambria Global Value ETF	11.9%
iShares Global Tech ETF	6.2%
Grizzle Growth ETF	6.1%
VanEck Gold Miners ETF	5.9%
United States Commodity Index Fund	5.9%
iShares Global Consumer Discretionary ETF	5.8%
iShares Global Utilities ETF	5.8%
Cambria Foreign Shareholder Yield ETF	5.8%
Invesco DB Precious Metals Fund	5.8%
Graniteshares Gold Trust	5.8%

Cambria Global Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Real Estate ETF
Class Name	Cambria Global Real Estate ETF
Trading Symbol	BLDG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Global Real Estate ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/bldg. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/bldg
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Global Real Estate ETF	$0	0.00%

* Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[7]
Net Assets	$ 50,228,120
Holdings Count | Holdings	80
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$50,228,120
Number of Holdings	80
Net Advisory Fee	$0
30-Day SEC Yield	4.13%
30-Day SEC Yield Unsubsidized	4.13%
Portfolio Turnover	48%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Yeni Gimat Gayrimenkul Ortakligi AS	1.9%
Orion Properties, Inc.	1.7%
Kizilbuk Gayrimenkul Yatirim Ortakligi AS	1.7%
City Office REIT, Inc.	1.7%
Vukile Property Fund Ltd.	1.6%
Kilroy Realty Corp.	1.5%
CareTrust REIT, Inc.	1.5%
Welltower, Inc.	1.5%
Reysas Gayrimenkul Yatirim Ortakligi AS	1.5%
LXP Industrial Trust	1.5%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Yeni Gimat Gayrimenkul Ortakligi AS	1.9%
Orion Properties, Inc.	1.7%
Kizilbuk Gayrimenkul Yatirim Ortakligi AS	1.7%
City Office REIT, Inc.	1.7%
Vukile Property Fund Ltd.	1.6%
Kilroy Realty Corp.	1.5%
CareTrust REIT, Inc.	1.5%
Welltower, Inc.	1.5%
Reysas Gayrimenkul Yatirim Ortakligi AS	1.5%
LXP Industrial Trust	1.5%

Cambria Global Value ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Value ETF
Class Name	Cambria Global Value ETF
Trading Symbol	GVAL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Global Value ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/gval. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/gval
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Global Value ETF	$46	0.83%

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%	[8]
Net Assets	$ 353,404,882
Holdings Count | Holdings	113
Advisory Fees Paid, Amount	$ 811,900
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$353,404,882
Number of Holdings	113
Net Advisory Fee	$811,900
30-Day SEC Yield	4.00%
30-Day SEC Yield Unsubsidized	4.00%
Portfolio Turnover	21%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Moneta Money Bank AS	3.4%
Komercni Banka AS	2.4%
CEZ AS	2.0%
Mineros SA	1.7%
AT&S Austria Technologie & Systemtechnik AG	1.5%
Grupo de Inversiones Suramericana SA	1.5%
Philip Morris CR AS	1.4%
KGHM Polska Miedz SA	1.2%
Tauron Polska Energia SA	1.1%
ORLEN SA	1.1%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Moneta Money Bank AS	3.4%
Komercni Banka AS	2.4%
CEZ AS	2.0%
Mineros SA	1.7%
AT&S Austria Technologie & Systemtechnik AG	1.5%
Grupo de Inversiones Suramericana SA	1.5%
Philip Morris CR AS	1.4%
KGHM Polska Miedz SA	1.2%
Tauron Polska Energia SA	1.1%
ORLEN SA	1.1%

Cambria LargeCap Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria LargeCap Shareholder Yield ETF
Class Name	Cambria LargeCap Shareholder Yield ETF
Trading Symbol	LYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria LargeCap Shareholder Yield ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/lyld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/lyld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria LargeCap Shareholder Yield ETF	$0	0.00%

* Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[9]
Net Assets	$ 5,397,184
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$5,397,184
Number of Holdings	49
Net Advisory Fee	$0
30-Day SEC Yield	1.95%
30-Day SEC Yield Unsubsidized	1.95%
Portfolio Turnover	4%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	4.8%
Jabil, Inc.	3.6%
Bank of New York Mellon Corp.	3.1%
eBay, Inc.	2.9%
Newmont Corp.	2.7%
General Motors Co.	2.6%
Synchrony Financial	2.6%
TD SYNNEX Corp.	2.5%
Citizens Financial Group, Inc.	2.5%
Tenet Healthcare Corp.	2.4%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
First American Treasury Obligations Fund	4.8%
Jabil, Inc.	3.6%
Bank of New York Mellon Corp.	3.1%
eBay, Inc.	2.9%
Newmont Corp.	2.7%
General Motors Co.	2.6%
Synchrony Financial	2.6%
TD SYNNEX Corp.	2.5%
Citizens Financial Group, Inc.	2.5%
Tenet Healthcare Corp.	2.4%

Cambria Micro and SmallCap Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Micro and Small Cap Shareholder Yield ETF
Class Name	Cambria Micro and Small Cap Shareholder Yield ETF
Trading Symbol	MYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Micro and Small Cap Shareholder Yield ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/myld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/myld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Micro and Small Cap Shareholder Yield ETF	$0	0.00%

* Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[10]
Net Assets	$ 15,174,620
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$15,174,620
Number of Holdings	102
Net Advisory Fee	$0
30-Day SEC Yield	2.00%
30-Day SEC Yield Unsubsidized	2.00%
Portfolio Turnover	32%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Peabody Energy Corp.	1.8%
ODP Corp.	1.7%
Kohl’s Corp.	1.6%
Macy’s, Inc.	1.6%
First American Treasury Obligations Fund	1.5%
International Seaways, Inc.	1.5%
Nu Skin Enterprises, Inc.	1.5%
Premier, Inc.	1.4%
REV Group, Inc.	1.4%
Standard Motor Products, Inc.	1.4%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Peabody Energy Corp.	1.8%
ODP Corp.	1.7%
Kohl’s Corp.	1.6%
Macy’s, Inc.	1.6%
First American Treasury Obligations Fund	1.5%
International Seaways, Inc.	1.5%
Nu Skin Enterprises, Inc.	1.5%
Premier, Inc.	1.4%
REV Group, Inc.	1.4%
Standard Motor Products, Inc.	1.4%

Cambria Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Shareholder Yield ETF
Class Name	Cambria Shareholder Yield ETF
Trading Symbol	SYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Shareholder Yield ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/syld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/syld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Shareholder Yield ETF	$32	0.59%

* Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[11]
Net Assets	$ 872,051,368
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 2,779,087
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$872,051,368
Number of Holdings	102
Net Advisory Fee	$2,779,087
30-Day SEC Yield	2.16%
30-Day SEC Yield Unsubsidized	2.16%
Portfolio Turnover	23%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Peabody Energy Corp.	2.0%
Tenet Healthcare Corp.	1.6%
Fox Corp.	1.6%
Synchrony Financial	1.5%
First American Treasury Obligations Fund	1.5%
WESCO International, Inc.	1.4%
Ryder System, Inc.	1.4%
Federated Hermes, Inc.	1.4%
BorgWarner, Inc.	1.4%
Travel + Leisure Co.	1.3%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Peabody Energy Corp.	2.0%
Tenet Healthcare Corp.	1.6%
Fox Corp.	1.6%
Synchrony Financial	1.5%
First American Treasury Obligations Fund	1.5%
WESCO International, Inc.	1.4%
Ryder System, Inc.	1.4%
Federated Hermes, Inc.	1.4%
BorgWarner, Inc.	1.4%
Travel + Leisure Co.	1.3%

Cambria Tactical Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Tactical Yield ETF
Class Name	Cambria Tactical Yield ETF
Trading Symbol	TYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Tactical Yield ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/tyld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/tyld.
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Tactical Yield ETF	$0	0.00%

* Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[12]
Net Assets	$ 26,667,495
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$26,667,495
Number of Holdings	4
Net Advisory Fee	$0
30-Day SEC Yield	3.16%
30-Day SEC Yield Unsubsidized	3.16%
Portfolio Turnover	0%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Bill	99.9%
First American Treasury Obligations Fund	0.1%

*	Percentages are stated as a percent of net assets.

Largest Holdings [Text Block]
Top 10 Issuers	(%)
United States Treasury Bill	99.9%
First American Treasury Obligations Fund	0.1%

Cambria Tail Risk ETF
Shareholder Report [Line Items]
Fund Name	Cambria Tail Risk ETF
Class Name	Cambria Tail Risk ETF
Trading Symbol	TAIL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Tail Risk ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/tail. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/tail
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Tail Risk ETF	$29	0.59%

* Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[13]
Net Assets	$ 106,479,371
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 313,355
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$106,479,371
Number of Holdings	13
Net Advisory Fee	$313,355
30-Day SEC Yield	3.21%
30-Day SEC Yield Unsubsidized	3.21%
Portfolio Turnover	104%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	87.5%
S&P 500 Index	5.2%
First American Treasury Obligations Fund	4.5%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]
Top 10 Issuers	(%)
United States Treasury Note/Bond	87.5%
S&P 500 Index	5.2%
First American Treasury Obligations Fund	4.5%

Cambria Trinity ETF
Shareholder Report [Line Items]
Fund Name	Cambria Trinity ETF
Class Name	Cambria Trinity ETF
Trading Symbol	TRTY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Trinity ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/trty. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/trty
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Trinity ETF	$0	0.00%

* Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[14]
Net Assets	$ 117,478,213
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$117,478,213
Number of Holdings	35
Net Advisory Fee	$0
30-Day SEC Yield	2.87%
30-Day SEC Yield Unsubsidized	2.87%
Portfolio Turnover	15%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Cambria Global Value ETF	8.2%
Cambria Value and Momentum ETF	8.1%
Vanguard Intermediate-Term Treasury ETF	7.3%
Cambria Foreign Shareholder Yield ETF	6.3%
Cambria Emerging Shareholder Yield ETF	6.3%
iMGP DBi Managed Futures Strategy ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	3.9%
Cambria Global Real Estate ETF	3.9%
Cambria Tactical Yield ETF	3.7%
Vanguard Total Bond Market ETF	3.7%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Cambria Global Value ETF	8.2%
Cambria Value and Momentum ETF	8.1%
Vanguard Intermediate-Term Treasury ETF	7.3%
Cambria Foreign Shareholder Yield ETF	6.3%
Cambria Emerging Shareholder Yield ETF	6.3%
iMGP DBi Managed Futures Strategy ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	3.9%
Cambria Global Real Estate ETF	3.9%
Cambria Tactical Yield ETF	3.7%
Vanguard Total Bond Market ETF	3.7%

Cambria Value and Momentum ETF
Shareholder Report [Line Items]
Fund Name	Cambria Value and Momentum ETF
Class Name	Cambria Value and Momentum ETF
Trading Symbol	VAMO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Value and Momentum ETF for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/vamo. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/vamo
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Value and Momentum ETF	$34	0.64%

* Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[15]
Net Assets	$ 67,020,741
Holdings Count | Holdings	104
Advisory Fees Paid, Amount	$ 174,057
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$67,020,741
Number of Holdings	104
Net Advisory Fee	$174,057
30-Day SEC Yield	0.74%
30-Day SEC Yield Unsubsidized	0.74%
Portfolio Turnover	30%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.3%
NEXTracker, Inc.	1.2%
Garrett Motion, Inc.	1.1%
Protagonist Therapeutics, Inc.	1.1%
Cardinal Health, Inc.	1.1%
Sanmina Corp.	1.1%
LendingClub Corp.	1.1%
Bread Financial Holdings, Inc.	1.1%
Warner Bros Discovery, Inc.	1.1%
Par Pacific Holdings, Inc.	1.1%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.3%
NEXTracker, Inc.	1.2%
Garrett Motion, Inc.	1.1%
Protagonist Therapeutics, Inc.	1.1%
Cardinal Health, Inc.	1.1%
Sanmina Corp.	1.1%
LendingClub Corp.	1.1%
Bread Financial Holdings, Inc.	1.1%
Warner Bros Discovery, Inc.	1.1%
Par Pacific Holdings, Inc.	1.1%

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